5 EQUIPMENT: Schedule of Equipment (Details)	12 Months Ended
Dec. 31, 2018 USD ($)
Office equipment
Property, plant and equipment at beginning of period	$ 18,026
Additions	0
Disposals	0
Property, plant and equipment at end of period	18,026
Opening Accumulated Depreciation	14,729
period	431
Closing Depreciation Balance	15,160
Equipment, Net Book Value	2,866
Computer equipment
Property, plant and equipment at beginning of period	181,077
Additions	7,725
Disposals	0
Property, plant and equipment at end of period	188,802
Opening Accumulated Depreciation	118,045
period	30,204
Closing Depreciation Balance	148,249
Equipment, Net Book Value	$ 40,553